Shareholder Report	12 Months Ended	33 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000029018
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Advisor Class
Trading Symbol	ABWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,679	$9,371	$10,223
08/16	$10,192	$10,050	$10,958
08/17	$11,210	$11,770	$10,988
08/18	$11,436	$13,113	$11,070
08/19	$12,142	$13,077	$12,258
08/20	$12,346	$15,237	$12,660
08/21	$14,991	$19,602	$12,755
08/22	$12,502	$16,488	$11,480
08/23	$12,815	$18,788	$11,544
08/24	$14,769	$23,192	$12,407

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	15.25%	3.99%	3.98%
Advisor Class (with sales charges)	15.25%	3.99%	3.98%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 443,988,580	$ 443,988,580
Holdings Count | Holding	634	634
Advisory Fees Paid, Amount	$ 2,395,948
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Holdings [Text Block]

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Material Fund Change [Text Block]
C000029015
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class A
Trading Symbol	ABWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$9,572	$10,000	$10,000
08/15	$9,241	$9,371	$10,223
08/16	$9,715	$10,050	$10,958
08/17	$10,648	$11,770	$10,988
08/18	$10,839	$13,113	$11,070
08/19	$11,477	$13,077	$12,258
08/20	$11,643	$15,237	$12,660
08/21	$14,106	$19,602	$12,755
08/22	$11,730	$16,488	$11,480
08/23	$11,994	$18,788	$11,544
08/24	$13,789	$23,192	$12,407

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	14.96%	3.74%	3.72%
Class A (with sales charges)	10.06%	2.84%	3.27%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 443,988,580	$ 443,988,580
Holdings Count | Holding	634	634
Advisory Fees Paid, Amount	$ 2,395,948
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Holdings [Text Block]

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Material Fund Change [Text Block]
C000029017
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class C
Trading Symbol	ABWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.84%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,582	$9,371	$10,223
08/16	$9,994	$10,050	$10,958
08/17	$10,878	$11,770	$10,988
08/18	$10,988	$13,113	$11,070
08/19	$11,543	$13,077	$12,258
08/20	$11,620	$15,237	$12,660
08/21	$13,982	$19,602	$12,755
08/22	$11,536	$16,488	$11,480
08/23	$11,701	$18,788	$11,544
08/24	$13,357	$23,192	$12,407

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	14.15%	2.96%	2.94%
Class C (with sales charges)	13.15%	2.96%	2.94%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 443,988,580	$ 443,988,580
Holdings Count | Holding	634	634
Advisory Fees Paid, Amount	$ 2,395,948
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Holdings [Text Block]

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Material Fund Change [Text Block]
C000029021
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class I
Trading Symbol	ABWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. Relative to the benchmark, overall allocation to equities detracted, while allocation to alternatives and fixed-income assets contributed. Security selection was negative within fixed income and equities, and positive within alternatives.

The Fund used derivatives for hedging and investment purposes. During the 12-month period, currency forwards, interest rate swaps, total return swaps and purchased options detracted from absolute performance, while futures, credit default swaps and written options added.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class I	MSCI ACWI (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
08/14	$10,000	$10,000	$10,000
08/15	$9,682	$9,371	$10,223
08/16	$10,194	$10,050	$10,958
08/17	$11,205	$11,770	$10,988
08/18	$11,426	$13,113	$11,070
08/19	$12,132	$13,077	$12,258
08/20	$12,331	$15,237	$12,660
08/21	$14,975	$19,602	$12,755
08/22	$12,483	$16,488	$11,480
08/23	$12,452	$18,788	$11,544
08/24	$14,855	$23,192	$12,407

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	19.30%	4.13%	4.04%
Class I (with sales charges)	19.30%	4.13%	4.04%
MSCI ACWI (net)	23.44%	12.14%	8.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	7.48%	0.24%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 443,988,580	$ 443,988,580
Holdings Count | Holding	634	634
Advisory Fees Paid, Amount	$ 2,395,948
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$443,988,580
# of Portfolio Holdings	634
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$2,395,948

Holdings [Text Block]

Country Breakdown

Value	Value
United States	60.7%
Japan	4.5%
United Kingdom	4.3%
Canada	2.7%
France	2.1%
Germany	1.7%
Italy	1.3%
Australia	1.2%
Spain	1.1%
Denmark	0.9%
Netherlands	0.9%
South Korea	0.7%
Switzerland	0.7%
Others	5.9%
Short-Term Investments	14.3%
Other assets less liabilities	-3.1%

Material Fund Change [Text Block]
C000029007
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Advisor Class
Trading Symbol	ABPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,869	$10,048	$10,088
08/16	$10,276	$11,309	$11,141
08/17	$10,908	$13,145	$12,221
08/18	$11,168	$15,730	$13,558
08/19	$11,705	$16,189	$14,468
08/20	$11,942	$19,740	$16,859
08/21	$13,831	$25,893	$19,878
08/22	$11,370	$22,986	$17,617
08/23	$12,259	$26,650	$19,235
08/24	$14,013	$33,882	$22,871

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	14.31%	3.67%	3.43%
Advisor Class (with sales charges)	14.31%	3.67%	3.43%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 100,510,832	$ 100,510,832
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 275,817
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000029004
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class A
Trading Symbol	ABPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class A	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$9,576	$10,000	$10,000
08/15	$9,424	$10,048	$10,088
08/16	$9,788	$11,309	$11,141
08/17	$10,368	$13,145	$12,221
08/18	$10,590	$15,730	$13,558
08/19	$11,063	$16,189	$14,468
08/20	$11,259	$19,740	$16,859
08/21	$13,008	$25,893	$19,878
08/22	$10,662	$22,986	$17,617
08/23	$11,471	$26,650	$19,235
08/24	$13,084	$33,882	$22,871

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	14.06%	3.41%	3.17%
Class A (with sales charges)	9.21%	2.52%	2.72%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 100,510,832	$ 100,510,832
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 275,817
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000029006
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class C
Trading Symbol	ABPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.75%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class C	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,764	$10,048	$10,088
08/16	$10,066	$11,309	$11,141
08/17	$10,581	$13,145	$12,221
08/18	$10,725	$15,730	$13,558
08/19	$11,125	$16,189	$14,468
08/20	$11,233	$19,740	$16,859
08/21	$12,878	$25,893	$19,878
08/22	$10,466	$22,986	$17,617
08/23	$11,183	$26,650	$19,235
08/24	$12,647	$33,882	$22,871

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	13.08%	2.60%	2.38%
Class C (with sales charges)	12.08%	2.60%	2.38%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 100,510,832	$ 100,510,832
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 275,817
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000029010
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class I
Trading Symbol	APWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APWIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class I	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
08/14	$10,000	$10,000	$10,000
08/15	$9,859	$10,048	$10,088
08/16	$10,264	$11,309	$11,141
08/17	$10,889	$13,145	$12,221
08/18	$11,144	$15,730	$13,558
08/19	$11,670	$16,189	$14,468
08/20	$11,906	$19,740	$16,859
08/21	$13,789	$25,893	$19,878
08/22	$11,330	$22,986	$17,617
08/23	$12,227	$26,650	$19,235
08/24	$13,983	$33,882	$22,871

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	14.36%	3.68%	3.41%
Class I (with sales charges)	14.36%	3.68%	3.41%
S&P 500 Index	27.14%	15.92%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	9.59%	8.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 100,510,832	$ 100,510,832
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 275,817
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000232929
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class Z
Trading Symbol	ABPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024 all share classes of the Fund underperformed the 60% / 40% blend of S&P 500 Index / Bloomberg US Government/Credit Index (the “benchmark”), before sales charges. Security selection within fixed-income assets detracted, as did overall asset class allocation, relative to the fixed-income component of the blended benchmark. Within equities, overall security selection detracted, particularly selection within health care and financials. Contributions from selection within consumer staples helped offset some of these losses. Overall sector selection contributed as underweights to energy and consumer discretionary offset losses from an overweight to health care and an underweight to communication services.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
12/21	$10,000	$10,290	$10,170
08/22	$8,373	$8,629	$8,733
08/23	$9,025	$10,005	$9,535
08/24	$10,323	$12,720	$11,337

Average Annual Return [Table Text Block]
	1 Year	Since Inception Tuesday, December 14, 2021
Class Z (without sales charges)	14.38%	1.18%
Class Z (with sales charges)	14.38%	1.18%
S&P 500 Index	27.14%	9.26%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	18.90%	4.73%

Performance Inception Date		Dec. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 100,510,832	$ 100,510,832
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 275,817
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,510,832
# of Portfolio Holdings	81
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$275,817

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	59.6%
Governments - Treasuries	32.7%
Agencies	2.7%
Short-Term Investments	4.7%
Other assets less liabilities	0.3%

Material Fund Change [Text Block]
C000029036
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	ATWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,590	$9,371
08/16	$10,118	$10,050
08/17	$11,663	$11,770
08/18	$13,110	$13,113
08/19	$12,922	$13,077
08/20	$14,574	$15,237
08/21	$18,967	$19,602
08/22	$15,956	$16,488
08/23	$17,917	$18,788
08/24	$22,456	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	25.33%	11.69%	8.43%
Advisor Class (with sales charges)	25.33%	11.69%	8.43%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 856,955,581	$ 856,955,581
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 2,611,304
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Material Fund Change [Text Block]
C000029033
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	ATWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)
08/14	$9,577	$10,000
08/15	$9,161	$9,371
08/16	$9,641	$10,050
08/17	$11,084	$11,770
08/18	$12,429	$13,113
08/19	$12,223	$13,077
08/20	$13,743	$15,237
08/21	$17,842	$19,602
08/22	$14,973	$16,488
08/23	$16,769	$18,788
08/24	$20,964	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	25.01%	11.39%	8.15%
Class A (with sales charges)	19.69%	10.42%	7.68%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 856,955,581	$ 856,955,581
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 2,611,304
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Material Fund Change [Text Block]
C000029035
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	ATWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.41%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within industrials, consumer staples and technology. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,501	$9,371
08/16	$9,923	$10,050
08/17	$11,321	$11,770
08/18	$12,601	$13,113
08/19	$12,297	$13,077
08/20	$13,727	$15,237
08/21	$17,687	$19,602
08/22	$14,727	$16,488
08/23	$16,365	$18,788
08/24	$20,309	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	24.10%	10.56%	7.34%
Class C (with sales charges)	23.10%	10.56%	7.34%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 856,955,581	$ 856,955,581
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 2,611,304
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$856,955,581
# of Portfolio Holdings	101
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,611,304

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.8%
Information Technology	17.6%
Health Care	9.1%
Financials	7.7%
Communication Services	6.4%
Consumer Discretionary	4.8%
Industrials	3.8%
Consumer Staples	3.5%
Energy	1.9%
Materials	1.6%
Utilities	1.0%
Real Estate	0.7%
Short-Term Investments	0.1%

Material Fund Change [Text Block]
C000029029
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	AWAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,534	$9,371
08/16	$9,993	$10,050
08/17	$11,459	$11,770
08/18	$12,884	$13,113
08/19	$12,692	$13,077
08/20	$14,353	$15,237
08/21	$18,762	$19,602
08/22	$15,785	$16,488
08/23	$17,759	$18,788
08/24	$22,330	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	25.74%	11.96%	8.37%
Advisor Class (with sales charges)	25.74%	11.96%	8.37%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,251,824,365	$ 1,251,824,365
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount	$ 3,946,427
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Material Fund Change [Text Block]
C000029026
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	AWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)
08/14	$9,575	$10,000
08/15	$9,106	$9,371
08/16	$9,519	$10,050
08/17	$10,884	$11,770
08/18	$12,213	$13,113
08/19	$11,996	$13,077
08/20	$13,537	$15,237
08/21	$17,652	$19,602
08/22	$14,811	$16,488
08/23	$16,620	$18,788
08/24	$20,852	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	25.46%	11.69%	8.09%
Class A (with sales charges)	20.15%	10.72%	7.63%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,251,824,365	$ 1,251,824,365
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount	$ 3,946,427
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Material Fund Change [Text Block]
C000029028
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	AWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.44%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended August 31, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of outperformance was positive security selection, particularly within technology, industrials and consumer staples. Sector selection had a slightly negative impact, with cash drag being the largest detractor, while gains from underweights to materials and consumer staples helped offset some losses. Currency selection also slightly detracted from performance.

Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)
08/14	$10,000	$10,000
08/15	$9,438	$9,371
08/16	$9,797	$10,050
08/17	$11,115	$11,770
08/18	$12,372	$13,113
08/19	$12,067	$13,077
08/20	$13,513	$15,237
08/21	$17,485	$19,602
08/22	$14,565	$16,488
08/23	$16,219	$18,788
08/24	$20,189	$23,192

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	24.48%	10.84%	7.28%
Class C (with sales charges)	23.48%	10.84%	7.28%
MSCI ACWI (net)	23.44%	12.14%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,251,824,365	$ 1,251,824,365
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount	$ 3,946,427
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,251,824,365
# of Portfolio Holdings	80
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$3,946,427

Holdings [Text Block]

Sector Allocation

Value	Value
Investment Companies	41.4%
Information Technology	17.4%
Health Care	9.3%
Financials	7.3%
Communication Services	6.6%
Consumer Discretionary	4.4%
Industrials	4.0%
Consumer Staples	3.4%
Energy	1.9%
Materials	1.7%
Utilities	1.1%
Real Estate	1.1%
Short-Term Investments	0.5%
Other assets less liabilities	-0.1%

Material Fund Change [Text Block]